Schedule of Investments(a)
Invesco Dynamic Biotechnology & Genome ETF (PBE)
July 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.10%
Biotechnology-78.92%
Acadia Pharmaceuticals, Inc.(b)(c)	379,281	$5,571,638
Alkermes PLC(b)	213,788	5,472,973
Amgen, Inc.	44,120	10,918,376
Biogen, Inc.(b)	54,852	11,796,471
Blueprint Medicines Corp.(b)(c)	109,547	5,593,470
ChemoCentryx, Inc.(b)(c)	283,074	6,686,208
Dynavax Technologies Corp.(b)(c)	537,311	7,726,532
Emergent BioSolutions, Inc.(b)(c)	181,846	6,299,145
Enanta Pharmaceuticals, Inc.(b)(c)	154,490	8,520,124
Exelixis, Inc.(b)(c)	342,415	7,163,322
Gilead Sciences, Inc.	172,676	10,317,391
Halozyme Therapeutics, Inc.(b)(c)	135,227	6,612,600
Incyte Corp.(b)	147,940	11,491,979
Ionis Pharmaceuticals, Inc.(b)(c)	163,314	6,134,074
Ironwood Pharmaceuticals, Inc.(b)(c)	547,495	6,268,818
Neurocrine Biosciences, Inc.(b)	71,648	6,744,226
Prothena Corp. PLC (Ireland)(b)(c)	233,551	7,254,094
PTC Therapeutics, Inc.(b)(c)	193,259	8,416,429
Regeneron Pharmaceuticals, Inc.(b)	16,204	9,425,705
REGENXBIO, Inc.(b)(c)	313,219	9,825,680
Sarepta Therapeutics, Inc.(b)(c)	88,048	8,184,062
United Therapeutics Corp.(b)	27,675	6,394,862
Vertex Pharmaceuticals, Inc.(b)	41,391	11,606,450
Xencor, Inc.(b)(c)	269,975	7,745,583
		192,170,212
Health Care Services-4.70%
Fulgent Genetics, Inc.(b)(c)	112,508	6,722,353
OPKO Health, Inc.(b)(c)	2,000,260	4,720,614
		11,442,967
	Shares	Value
Life Sciences Tools & Services-11.14%
Bio-Techne Corp.	31,110	$11,986,061
QIAGEN N.V.(b)	133,050	6,604,602
Repligen Corp.(b)(c)	40,018	8,538,240
		27,128,903
Pharmaceuticals-5.34%
Catalent, Inc.(b)	114,839	12,988,291
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.10% (Cost $237,627,054)		243,730,373
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-27.90%
Invesco Private Government Fund, 1.77%(d)(e)(f)	19,179,847	19,179,847
Invesco Private Prime Fund, 1.89%(d)(e)(f)	48,767,213	48,767,213
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $67,947,461)		67,947,060
TOTAL INVESTMENTS IN SECURITIES-128.00% (Cost $305,574,515)		311,677,433
OTHER ASSETS LESS LIABILITIES-(28.00)%		(68,187,599)
NET ASSETS-100.00%		$243,489,834
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$138,087	$4,818,745	$(4,956,832)	$-	$-	$-	$152
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	16,183,722	32,165,038	(29,168,913)	-	-	19,179,847	43,774*
Invesco Private Prime Fund	37,737,721	78,634,616	(67,604,765)	(1,734)	1,375	48,767,213	125,342*
Total	$54,059,530	$115,618,399	$(101,730,510)	$(1,734)	$1,375	$67,947,060	$169,268

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Biotechnology & Genome ETF (PBE)—(continued)
July 31, 2022
(Unaudited)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Dynamic Building & Construction ETF (PKB)
July 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.00%
Building Products-11.47%
Carlisle Cos., Inc.	24,812	$7,346,833
Owens Corning	36,384	3,374,252
Tecnoglass, Inc.(b)	172,548	3,866,801
		14,587,886
Construction & Engineering-8.34%
AECOM	48,393	3,484,296
Fluor Corp.(b)(c)	127,214	3,232,507
NV5 Global, Inc.(b)(c)	28,673	3,888,059
		10,604,862
Construction Materials-15.41%
Eagle Materials, Inc.(b)	26,387	3,336,636
Martin Marietta Materials, Inc.(b)	18,580	6,541,646
Summit Materials, Inc., Class A(b)(c)	127,805	3,515,916
Vulcan Materials Co.	37,492	6,198,552
		19,592,750
Environmental & Facilities Services-3.15%
Tetra Tech, Inc.	26,154	4,008,624
Forest Products-2.60%
Louisiana-Pacific Corp.(b)	51,878	3,300,997
Gas Utilities-2.40%
Southwest Gas Holdings, Inc.	35,025	3,045,774
Home Improvement Retail-9.90%
Home Depot, Inc. (The)	20,996	6,318,536
Lowe’s Cos., Inc.	32,745	6,271,650
		12,590,186
Homebuilding-36.34%
Cavco Industries, Inc.(c)	16,769	4,322,881
Century Communities, Inc.(b)	66,197	3,387,300
D.R. Horton, Inc.	92,110	7,187,343
Dream Finders Homes, Inc., Class A(b)(c)	210,966	2,742,558
M.D.C. Holdings, Inc.(b)	94,890	3,439,763
Meritage Homes Corp.(b)(c)	42,169	3,723,523
NVR, Inc.(c)	1,488	6,536,933
PulteGroup, Inc.	80,558	3,513,940
Skyline Champion Corp.(c)	73,111	4,627,926
	Shares	Value
Homebuilding-(continued)
Taylor Morrison Home Corp., Class A(b)(c)	125,326	$3,596,856
Tri Pointe Homes, Inc.(c)	168,750	3,125,250
		46,204,273
Specialized Consumer Services-2.85%
frontdoor, inc.(b)(c)	135,191	3,619,063
Specialty Stores-7.54%
Leslie’s, Inc.(b)(c)	184,211	2,792,639
Tractor Supply Co.	35,450	6,787,966
		9,580,605
Total Common Stocks & Other Equity Interests (Cost $134,693,842)		127,135,020
Money Market Funds-0.10%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(d)(e) (Cost $125,143)	125,143	125,143
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.10% (Cost $134,818,985)		127,260,163
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-20.72%
Invesco Private Government Fund, 1.77%(d)(e)(f)	7,377,081	7,377,081
Invesco Private Prime Fund, 1.89%(d)(e)(f)	18,969,638	18,969,638
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $26,346,399)		26,346,719
TOTAL INVESTMENTS IN SECURITIES-120.82% (Cost $161,165,384)		153,606,882
OTHER ASSETS LESS LIABILITIES-(20.82)%		(26,466,469)
NET ASSETS-100.00%		$127,140,413
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2022.
(c)	Non-income producing security.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$142,552	$631,939	$(649,348)	$-	$-	$125,143	$364
See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Building & Construction ETF (PKB)—(continued)
July 31, 2022
(Unaudited)
	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2022	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$834,839	$16,834,295	$(10,292,053)	$-	$-	$7,377,081	$11,855*
Invesco Private Prime Fund	1,948,889	42,128,070	(25,107,155)	320	(486)	18,969,638	33,709*
Total	$2,926,280	$59,594,304	$(36,048,556)	$320	$(486)	$26,471,862	$45,928

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Dynamic Energy Exploration & Production ETF (PXE)
July 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.99%
Gas Utilities-2.85%
National Fuel Gas Co.	107,032	$7,742,695
Integrated Oil & Gas-5.21%
Occidental Petroleum Corp.(b)	215,051	14,139,603
Oil & Gas Exploration & Production-79.39%
APA Corp.	174,978	6,503,932
California Resources Corp.(b)	177,368	7,956,729
Callon Petroleum Co.(c)	154,083	7,093,981
Centennial Resource Development, Inc., Class A(b)(c)	1,132,509	7,542,510
Chord Energy Corp.(b)	115,533	14,815,952
Comstock Resources, Inc.(b)(c)	443,557	7,065,863
ConocoPhillips	128,895	12,558,240
Continental Resources, Inc.(b)	124,104	8,549,525
Denbury, Inc.(b)(c)	105,943	7,618,361
Devon Energy Corp.	198,764	12,492,317
Diamondback Energy, Inc.	103,020	13,188,620
EOG Resources, Inc.	109,606	12,190,379
Laredo Petroleum, Inc.(b)(c)	113,951	10,104,035
Magnolia Oil & Gas Corp., Class A(b)	299,258	7,221,096
Marathon Oil Corp.	271,818	6,741,087
Matador Resources Co.(b)	143,456	8,288,888
Murphy Oil Corp.(b)	208,351	7,321,454
Ovintiv, Inc.	155,971	7,968,558
PDC Energy, Inc.	112,719	7,404,511
Pioneer Natural Resources Co.	51,643	12,236,809
Range Resources Corp.(c)	263,263	8,706,108
SM Energy Co.	189,971	7,842,003
Southwestern Energy Co.(c)	999,066	7,053,406
Talos Energy, Inc.(b)(c)	371,939	7,048,244
		215,512,608
Oil & Gas Refining & Marketing-12.54%
Marathon Petroleum Corp.	143,835	13,183,916
	Shares	Value
Oil & Gas Refining & Marketing-(continued)
PBF Energy, Inc., Class A(b)(c)	250,942	$8,368,916
Valero Energy Corp.	112,660	12,479,348
		34,032,180
Total Common Stocks & Other Equity Interests (Cost $268,274,017)		271,427,086
Money Market Funds-0.10%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(d)(e) (Cost $257,361)	257,361	257,361
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.09% (Cost $268,531,378)		271,684,447
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-30.46%
Invesco Private Government Fund, 1.77%(d)(e)(f)	23,152,532	23,152,532
Invesco Private Prime Fund, 1.89%(d)(e)(f)	59,535,082	59,535,082
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $82,687,767)		82,687,614
TOTAL INVESTMENTS IN SECURITIES-130.55% (Cost $351,219,145)		354,372,061
OTHER ASSETS LESS LIABILITIES-(30.55)%		(82,924,873)
NET ASSETS-100.00%		$271,447,188
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2022.
(c)	Non-income producing security.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$340,711	$15,585,742	$(15,669,092)	$-	$-	$257,361	$1,085
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	11,513,827	57,332,542	(45,693,837)	-	-	23,152,532	46,450*
Invesco Private Prime Fund	26,845,754	145,326,752	(112,633,922)	(2,657)	(845)	59,535,082	135,115*
Total	$38,700,292	$218,245,036	$(173,996,851)	$(2,657)	$(845)	$82,944,975	$182,650

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Energy Exploration & Production ETF (PXE)—(continued)
July 31, 2022
(Unaudited)
(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Dynamic Food & Beverage ETF (PBJ)
July 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Agricultural Products-6.88%
Archer-Daniels-Midland Co.	170,851	$14,141,337
Bunge Ltd.	70,835	6,540,196
		20,681,533
Brewers-3.02%
Molson Coors Beverage Co., Class B	152,217	9,094,966
Distillers & Vintners-3.11%
MGP Ingredients, Inc.(b)	88,849	9,345,138
Food Distributors-20.23%
Andersons, Inc. (The)	224,010	8,102,442
Performance Food Group Co.(c)	210,408	10,459,382
SpartanNash Co.	249,498	8,056,290
Sysco Corp.	194,448	16,508,635
United Natural Foods, Inc.(c)	212,709	9,042,260
US Foods Holding Corp.(c)	275,465	8,677,147
		60,846,156
Food Retail-15.85%
Albertsons Cos., Inc., Class A	279,229	7,497,299
Ingles Markets, Inc., Class A	94,790	9,048,653
Kroger Co. (The)	291,091	13,518,266
Sprouts Farmers Market, Inc.(b)(c)	331,251	9,155,777
Weis Markets, Inc.	109,645	8,434,990
		47,654,985
Packaged Foods & Meats-37.53%
Adecoagro S.A. (Brazil)	762,929	6,256,018
Cal-Maine Foods, Inc.	180,703	9,235,730
Flowers Foods, Inc.	306,889	8,718,716
General Mills, Inc.	216,863	16,219,184
Hershey Co. (The)	70,245	16,013,050
Hostess Brands, Inc.(b)(c)	388,900	8,796,918
Kellogg Co.(b)	116,091	8,581,447
Kraft Heinz Co. (The)	378,540	13,941,628
Pilgrim’s Pride Corp.(c)	261,967	8,217,905
Post Holdings, Inc.(c)	100,994	8,780,418
Tyson Foods, Inc., Class A	92,153	8,110,386
		112,871,400
	Shares	Value
Restaurants-2.66%
Arcos Dorados Holdings, Inc., Class A (Brazil)	1,100,750	$7,991,445
Soft Drinks-10.67%
Keurig Dr Pepper, Inc.	424,882	16,459,929
PepsiCo, Inc.	89,345	15,631,801
		32,091,730
Total Common Stocks & Other Equity Interests (Cost $295,726,303)		300,577,353
Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(d)(e) (Cost $80,330)	80,330	80,330
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.97% (Cost $295,806,633)		300,657,683
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-7.57%
Invesco Private Government Fund, 1.77%(d)(e)(f)	6,371,740	6,371,740
Invesco Private Prime Fund, 1.89%(d)(e)(f)	16,384,473	16,384,473
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $22,756,180)		22,756,213
TOTAL INVESTMENTS IN SECURITIES-107.54% (Cost $318,562,813)		323,413,896
OTHER ASSETS LESS LIABILITIES-(7.54)%		(22,685,370)
NET ASSETS-100.00%		$300,728,526
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2022.
(c)	Non-income producing security.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$364,851	$14,627,684	$(14,912,205)	$-	$-	$80,330	$981
See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Food & Beverage ETF (PBJ)—(continued)
July 31, 2022
(Unaudited)
	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2022	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$11,654,821	$26,591,457	$(31,874,538)	$-	$-	$6,371,740	$25,588*
Invesco Private Prime Fund	27,185,071	52,311,565	(63,113,226)	33	1,030	16,384,473	75,029*
Total	$39,204,743	$93,530,706	$(109,899,969)	$33	$1,030	$22,836,543	$101,598

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Dynamic Leisure and Entertainment ETF (PEJ)
July 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.02%
Broadcasting-6.82%
Fox Corp., Class A	1,548,741	$51,278,815
Paramount Global, Class B(b)	864,857	20,453,868
		71,732,683
Casinos & Gaming-14.40%
Boyd Gaming Corp.	522,542	29,006,306
Everi Holdings, Inc.(c)	1,721,143	33,063,157
Golden Entertainment, Inc.(b)(c)	676,203	29,665,025
MGM Resorts International	883,457	28,915,548
Red Rock Resorts, Inc., Class A	785,139	30,879,517
		151,529,553
Food Distributors-11.36%
Performance Food Group Co.(b)(c)	705,464	35,068,615
Sysco Corp.	652,373	55,386,468
US Foods Holding Corp.(c)	923,509	29,090,534
		119,545,617
Hotels, Resorts & Cruise Lines-21.98%
Airbnb, Inc., Class A(c)	473,808	52,583,212
Booking Holdings, Inc.(c)	24,610	47,637,331
Choice Hotels International, Inc.	228,433	27,610,697
Marriott International, Inc., Class A	329,737	52,368,830
Playa Hotels & Resorts N.V.(c)	3,662,670	25,125,916
Wyndham Hotels & Resorts, Inc.	373,304	25,911,031
		231,237,017
Interactive Media & Services-2.24%
TripAdvisor, Inc.(b)(c)	1,239,934	23,571,145
Leisure Facilities-8.24%
Bowlero Corp.(b)(c)	2,831,422	32,391,468
Cedar Fair L.P.(c)	650,570	27,447,548
SeaWorld Entertainment, Inc.(b)(c)	562,009	26,824,689
		86,663,705
Movies & Entertainment-24.11%
Endeavor Group Holdings, Inc., Class A(c)	1,308,570	29,822,310
Liberty Media Corp.-Liberty Formula One, Class A(b)(c)	906,503	56,194,121
Live Nation Entertainment, Inc.(b)(c)	596,054	56,023,116
Madison Square Garden Sports Corp., Class A(b)(c)	171,676	26,400,335
	Shares	Value
Movies & Entertainment-(continued)
Warner Bros Discovery, Inc.(c)	1,625,958	$24,389,370
Warner Music Group Corp., Class A(b)	994,956	29,848,680
World Wrestling Entertainment, Inc., Class A(b)	446,896	30,974,362
		253,652,294
Restaurants-10.87%
Arcos Dorados Holdings, Inc., Class A (Brazil)	3,690,951	26,796,304
Dave & Buster’s Entertainment, Inc.(b)(c)	893,081	33,365,506
McDonald’s Corp.	205,912	54,231,044
		114,392,854
Total Common Stocks & Other Equity Interests (Cost $1,175,114,514)		1,052,324,868
Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(d)(e) (Cost $334,225)	334,225	334,225
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.05% (Cost $1,175,448,739)		1,052,659,093
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-7.57%
Invesco Private Government Fund, 1.77%(d)(e)(f)	22,224,853	22,224,853
Invesco Private Prime Fund, 1.89%(d)(e)(f)	57,342,608	57,342,608
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $79,567,264)		79,567,461
TOTAL INVESTMENTS IN SECURITIES-107.62% (Cost $1,255,016,003)		1,132,226,554
OTHER ASSETS LESS LIABILITIES-(7.62)%		(80,137,534)
NET ASSETS-100.00%		$1,052,089,020
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2022.
(c)	Non-income producing security.
(d)	Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or the Investment Company Act of 1940, as amended (the “1940 Act”), defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$94,851,670	$(94,517,445)	$-	$-	$334,225	$3,630
See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Leisure and Entertainment ETF (PEJ)—(continued)
July 31, 2022
(Unaudited)
	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2022	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$33,799,807	$93,726,949	$(105,301,903)	$-	$-	$22,224,853	$81,973*
Invesco Private Prime Fund	78,835,195	223,974,654	(245,471,374)	(985)	5,118	57,342,608	234,100*
Investments in Other Affiliates:
Manchester United PLC	41,148,669	2,411,581	(40,351,378)	3,718,614	(6,927,486)	-	-
Total	$153,783,671	$414,964,854	$(485,642,100)	$3,717,629	$(6,922,368)	$79,901,686	$319,703

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Dynamic Media ETF (PBS)
July 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.00%
Advertising-10.66%
Clear Channel Outdoor Holdings, Inc.(b)	693,411	$1,074,787
Interpublic Group of Cos., Inc. (The)	33,889	1,012,265
Omnicom Group, Inc.	14,473	1,010,794
TechTarget, Inc.(b)(c)	15,160	988,280
		4,086,126
Broadcasting-17.34%
E.W. Scripps Co. (The), Class A(b)	67,479	962,251
Fox Corp., Class A	30,948	1,024,688
iHeartMedia, Inc., Class A(b)(c)	97,522	729,465
Nexstar Media Group, Inc., Class A	6,269	1,180,891
Paramount Global, Class B(c)	31,618	747,766
Sinclair Broadcast Group, Inc., Class A(c)	45,995	1,004,531
TEGNA, Inc.	47,451	993,624
		6,643,216
Cable & Satellite-5.19%
Sirius XM Holdings, Inc.(c)	297,787	1,989,217
Interactive Media & Services-28.82%
Alphabet, Inc., Class A(b)	17,370	2,020,478
Cargurus, Inc.(b)(c)	44,987	1,092,734
Match Group, Inc.(b)	25,676	1,882,308
Meta Platforms, Inc., Class A(b)	10,167	1,617,570
Twitter, Inc.(b)	51,548	2,144,912
Yelp, Inc.(b)(c)	37,600	1,152,816
Ziff Davis, Inc.(b)(c)	13,812	1,131,065
		11,041,883
IT Consulting & Other Services-5.14%
Gartner, Inc.(b)	7,425	1,971,189
Movies & Entertainment-24.07%
Lions Gate Entertainment Corp., Class A(b)(c)	89,135	780,823
Netflix, Inc.(b)	10,223	2,299,153
Spotify Technology S.A.(b)	9,715	1,097,989
Walt Disney Co. (The)(b)	18,145	1,925,184
Warner Bros Discovery, Inc.(b)	59,634	894,510
Warner Music Group Corp., Class A(c)	36,481	1,094,430
World Wrestling Entertainment, Inc., Class A	16,307	1,130,238
		9,222,327
	Shares	Value
Publishing-8.78%
John Wiley & Sons, Inc., Class A	19,723	$1,029,935
News Corp., Class A	60,752	1,041,289
Scholastic Corp.	27,427	1,290,989
		3,362,213
Total Common Stocks & Other Equity Interests (Cost $50,692,439)		38,316,171
Money Market Funds-0.25%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(d)(e) (Cost $95,510)	95,510	95,510
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.25% (Cost $50,787,949)		38,411,681
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-23.06%
Invesco Private Government Fund, 1.77%(d)(e)(f)	2,473,720	2,473,720
Invesco Private Prime Fund, 1.89%(d)(e)(f)	6,360,995	6,360,995
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $8,834,739)		8,834,715
TOTAL INVESTMENTS IN SECURITIES-123.31% (Cost $59,622,688)		47,246,396
OTHER ASSETS LESS LIABILITIES-(23.31)%		(8,930,638)
NET ASSETS-100.00%		$38,315,758
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$85,837	$133,625	$(123,952)	$-	$-	$95,510	$229
See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Media ETF (PBS)—(continued)
July 31, 2022
(Unaudited)
	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2022	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$1,846,466	$4,873,955	$(4,246,701)	$-	$-	$2,473,720	$4,812*
Invesco Private Prime Fund	4,304,883	10,499,998	(8,443,920)	(56)	90	6,360,995	13,742*
Total	$6,237,186	$15,507,578	$(12,814,573)	$(56)	$90	$8,930,225	$18,783

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Dynamic Networking ETF (PXQ)
July 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.01%
Application Software-13.37%
Citrix Systems, Inc.	10,993	$1,114,800
Datadog, Inc., Class A(b)	23,373	2,384,280
Dynatrace, Inc.(b)	29,034	1,092,549
InterDigital, Inc.(c)	17,999	1,104,959
		5,696,588
Communications Equipment-37.97%
Arista Networks, Inc.(b)	10,974	1,279,898
Ciena Corp.(b)	22,386	1,155,118
Cisco Systems, Inc.	45,822	2,078,944
Extreme Networks, Inc.(b)	117,886	1,541,949
F5, Inc.(b)	6,942	1,161,813
Juniper Networks, Inc.	36,810	1,031,784
Lumentum Holdings, Inc.(b)(c)	13,078	1,183,036
Motorola Solutions, Inc.	9,344	2,229,385
NetScout Systems, Inc.(b)	30,313	1,078,536
Plantronics, Inc.(b)(c)	27,668	1,100,910
Radware Ltd. (Israel)(b)	45,754	1,058,290
Ubiquiti, Inc.(c)	4,252	1,282,531
		16,182,194
Electronic Components-10.76%
Amphenol Corp., Class A	29,071	2,242,246
Belden, Inc.	20,637	1,335,627
II-VI Incorporated(b)(c)	19,099	1,005,371
		4,583,244
Semiconductors-5.31%
QUALCOMM, Inc.	15,604	2,263,516
Systems Software-27.15%
A10 Networks, Inc.	74,269	1,107,351
Check Point Software Technologies Ltd. (Israel)(b)	8,859	1,103,831
CyberArk Software Ltd.(b)	8,274	1,076,696
Fortinet, Inc.(b)	35,085	2,092,820
KnowBe4, Inc., Class A(b)(c)	72,305	1,033,238
	Shares	Value
Systems Software-(continued)
Palo Alto Networks, Inc.(b)	4,203	$2,097,717
Qualys, Inc.(b)	8,903	1,089,015
SailPoint Technologies Holding, Inc.(b)(c)	17,293	1,102,775
Tenable Holdings, Inc.(b)	22,386	865,219
		11,568,662
Technology Hardware, Storage & Peripherals-5.45%
Apple, Inc.	14,289	2,322,106
Total Common Stocks & Other Equity Interests (Cost $42,009,905)		42,616,310
Money Market Funds-0.22%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(d)(e) (Cost $93,357)	93,357	93,357
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.23% (Cost $42,103,262)		42,709,667
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-16.01%
Invesco Private Government Fund, 1.77%(d)(e)(f)	1,952,604	1,952,604
Invesco Private Prime Fund, 1.89%(d)(e)(f)	4,869,795	4,869,795
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $6,822,548)		6,822,399
TOTAL INVESTMENTS IN SECURITIES-116.24% (Cost $48,925,810)		49,532,066
OTHER ASSETS LESS LIABILITIES-(16.24)%		(6,920,194)
NET ASSETS-100.00%		$42,611,872
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$41,355	$565,780	$(513,778)	$-	$-	$93,357	$288
See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Networking ETF (PXQ)—(continued)
July 31, 2022
(Unaudited)
	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2022	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$1,436,610	$8,535,201	$(8,019,207)	$-	$-	$1,952,604	$4,415*
Invesco Private Prime Fund	3,350,983	15,238,833	(13,719,820)	(149)	(52)	4,869,795	12,406*
Total	$4,828,948	$24,339,814	$(22,252,805)	$(149)	$(52)	$6,915,756	$17,109

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Dynamic Oil & Gas Services ETF (PXJ)
July 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Oil & Gas Drilling-26.19%
Helmerich & Payne, Inc.	41,372	$1,915,524
Nabors Industries Ltd.(b)(c)	7,691	1,095,890
Noble Corp.(b)	34,269	1,028,070
Patterson-UTI Energy, Inc.	113,118	1,872,103
Transocean Ltd.(b)	280,215	947,127
Valaris Ltd.(b)(c)	33,875	1,699,847
		8,558,561
Oil & Gas Equipment & Services-62.50%
Archrock, Inc.	121,227	1,023,156
Baker Hughes Co., Class A	54,433	1,398,384
Cactus, Inc., Class A(c)	22,941	954,116
ChampionX Corp.	90,437	1,889,229
Core Laboratories N.V.(c)	44,148	836,163
Expro Group Holdings N.V.(b)	82,317	1,002,621
Halliburton Co.	51,298	1,503,031
Liberty Energy, Inc., Class A(b)(c)	70,149	996,116
NexTier Oilfield Solutions, Inc.(b)(c)	105,748	1,054,308
NOV, Inc.	103,384	1,923,976
Oceaneering International, Inc.(b)	97,737	1,037,967
ProPetro Holding Corp.(b)	90,744	954,627
RPC, Inc.(b)	128,474	1,048,348
Schlumberger N.V.	45,023	1,667,202
TechnipFMC PLC (United Kingdom)(b)(c)	142,968	1,156,611
USA Compression Partners L.P.	64,459	1,142,213
Weatherford International PLC(b)(c)	36,236	838,139
		20,426,207
Oil & Gas Storage & Transportation-11.27%
Frontline Ltd. (Norway)(b)(c)	119,608	1,147,041
Golar LNG Ltd. (Cameroon)(b)	48,260	1,079,576
Scorpio Tankers, Inc. (Monaco)(c)	37,725	1,456,562
		3,683,179
Total Common Stocks & Other Equity Interests (Cost $38,204,187)		32,667,947
	Shares	Value
Money Market Funds-0.29%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(d)(e) (Cost $95,005)	95,005	$95,005
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.25% (Cost $38,299,192)		32,762,952
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-24.14%
Invesco Private Government Fund, 1.77%(d)(e)(f)	2,208,729	2,208,729
Invesco Private Prime Fund, 1.89%(d)(e)(f)	5,679,590	5,679,590
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $7,888,319)		7,888,319
TOTAL INVESTMENTS IN SECURITIES-124.39% (Cost $46,187,511)		40,651,271
OTHER ASSETS LESS LIABILITIES-(24.39)%		(7,971,871)
NET ASSETS-100.00%		$32,679,400
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$126,244	$587,346	$(618,585)	$-	$-	$95,005	$297
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	5,339,810	9,935,569	(13,066,650)	-	-	2,208,729	7,912*
Invesco Private Prime Fund	12,457,065	21,853,830	(28,630,705)	(201)	(399)	5,679,590	22,784*
Total	$17,923,119	$32,376,745	$(42,315,940)	$(201)	$(399)	$7,983,324	$30,993

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Oil & Gas Services ETF (PXJ)—(continued)
July 31, 2022
(Unaudited)
(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Dynamic Pharmaceuticals ETF (PJP)
July 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Biotechnology-43.19%
AbbVie, Inc.	123,784	$17,764,242
Amgen, Inc.	73,296	18,138,561
Biogen, Inc.(b)	53,785	11,567,002
Emergent BioSolutions, Inc.(b)(c)	326,862	11,322,500
Enanta Pharmaceuticals, Inc.(b)(c)	277,697	15,314,989
Gilead Sciences, Inc.	286,843	17,138,869
Horizon Therapeutics PLC(b)	123,744	10,267,040
Ligand Pharmaceuticals, Inc.(b)(c)	133,563	12,291,803
Regeneron Pharmaceuticals, Inc.(b)	15,865	9,228,512
Travere Therapeutics, Inc.(b)(c)	486,548	11,453,340
United Therapeutics Corp.(b)	49,754	11,496,657
		145,983,515
Health Care Equipment-5.22%
Abbott Laboratories	162,243	17,658,528
Pharmaceuticals-51.54%
Amphastar Pharmaceuticals, Inc.(b)(c)	320,957	12,000,582
Bausch Health Cos., Inc.(b)(c)	1,173,892	5,423,381
Corcept Therapeutics, Inc.(b)	544,696	15,610,987
Eli Lilly and Co.	60,343	19,894,484
Innoviva, Inc.(b)(c)	704,649	10,104,667
Jazz Pharmaceuticals PLC(b)(c)	76,190	11,890,211
Johnson & Johnson	101,754	17,758,108
Merck & Co., Inc.	195,032	17,424,159
Pacira BioSciences, Inc.(b)(c)	179,620	10,159,307
Perrigo Co. PLC	282,800	11,840,836
Pfizer, Inc.	345,594	17,455,953
Prestige Consumer Healthcare, Inc.(b)(c)	195,790	11,808,095
Supernus Pharmaceuticals, Inc.(b)(c)	403,765	12,819,539
		174,190,309
Total Common Stocks & Other Equity Interests (Cost $317,369,947)		337,832,352
	Shares	Value
Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(d)(e) (Cost $122,712)	122,712	$122,712
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.99% (Cost $317,492,659)		337,955,064
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-10.19%
Invesco Private Government Fund, 1.77%(d)(e)(f)	9,649,441	9,649,441
Invesco Private Prime Fund, 1.89%(d)(e)(f)	24,812,849	24,812,849
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $34,461,351)		34,462,290
TOTAL INVESTMENTS IN SECURITIES-110.18% (Cost $351,954,010)		372,417,354
OTHER ASSETS LESS LIABILITIES-(10.18)%		(34,416,848)
NET ASSETS-100.00%		$338,000,506
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$137,871	$1,340,241	$(1,355,400)	$-	$-	$122,712	$636
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	18,280,630	29,129,652	(37,760,841)	-	-	9,649,441	26,452*
Invesco Private Prime Fund	42,636,270	74,314,444	(92,137,931)	666	(600)	24,812,849	75,612*
Total	$61,054,771	$104,784,337	$(131,254,172)	$666	$(600)	$34,585,002	$102,700

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Pharmaceuticals ETF (PJP)—(continued)
July 31, 2022
(Unaudited)
(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Dynamic Semiconductors ETF (PSI)
July 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.03%(a)
Electronic Components-2.70%
Vishay Intertechnology, Inc.(b)	779,084	$16,095,875
Semiconductor Equipment-22.27%
Amkor Technology, Inc.(b)	813,245	16,403,152
Axcelis Technologies, Inc.(c)	280,788	19,747,820
FormFactor, Inc.(b)(c)	383,551	13,639,074
KLA Corp.	46,064	17,667,386
Kulicke & Soffa Industries, Inc. (Singapore)(b)	320,225	15,409,227
Nova Ltd. (Israel)(b)(c)	155,238	16,354,323
Onto Innovation, Inc.(b)(c)	215,429	17,934,464
Teradyne, Inc.(b)	153,331	15,469,565
		132,625,011
Semiconductors-75.06%
Advanced Micro Devices, Inc.(c)	305,852	28,893,838
Alpha & Omega Semiconductor Ltd.(b)(c)	408,376	17,155,876
Analog Devices, Inc.(b)	172,260	29,621,830
Broadcom, Inc.	53,189	28,481,646
Diodes, Inc.(b)(c)	213,208	17,348,735
GLOBALFOUNDRIES, Inc.(b)(c)	274,113	14,111,337
Intel Corp.	669,084	24,294,440
Lattice Semiconductor Corp.(c)	319,895	19,673,542
MaxLinear, Inc.(b)(c)	430,938	17,414,205
Microchip Technology, Inc.	226,639	15,606,362
Micron Technology, Inc.	418,497	25,888,224
Monolithic Power Systems, Inc.(b)	39,159	18,197,970
NVIDIA Corp.	172,595	31,348,430
ON Semiconductor Corp.(b)(c)	279,047	18,634,759
Power Integrations, Inc.(b)	189,338	16,095,623
QUALCOMM, Inc.	216,927	31,467,431
Semtech Corp.(c)	260,102	16,212,158
Silicon Laboratories, Inc.(b)(c)	110,249	16,259,523
SiTime Corp.(b)(c)	79,684	14,819,630
	Shares	Value
Semiconductors-(continued)
Texas Instruments, Inc.	166,091	$29,712,019
Tower Semiconductor Ltd. (Israel)(c)	327,461	15,672,283
		446,909,861
Total Common Stocks & Other Equity Interests (Cost $648,041,470)		595,630,747
Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(d)(e) (Cost $29,784)	29,784	29,784
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.04% (Cost $648,071,254)		595,660,531
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-16.42%
Invesco Private Government Fund, 1.77%(d)(e)(f)	27,479,640	27,479,640
Invesco Private Prime Fund, 1.89%(d)(e)(f)	70,307,665	70,307,665
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $97,787,321)		97,787,305
TOTAL INVESTMENTS IN SECURITIES-116.46% (Cost $745,858,575)		693,447,836
OTHER ASSETS LESS LIABILITIES-(16.46)%		(97,993,748)
NET ASSETS-100.00%		$595,454,088
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2022.
(c)	Non-income producing security.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$114,354	$1,032,104	$(1,116,674)	$-	$-	$29,784	$413
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	11,548,793	74,618,771	(58,687,924)	-	-	27,479,640	61,027*
Invesco Private Prime Fund	26,909,169	154,774,349	(111,375,038)	(1,276)	461	70,307,665	176,012*
Total	$38,572,316	$230,425,224	$(171,179,636)	$(1,276)	$461	$97,817,089	$237,452

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Semiconductors ETF (PSI)—(continued)
July 31, 2022
(Unaudited)
(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Dynamic Software ETF (PSJ)
July 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.67%
Advertising-2.25%
PubMatic, Inc., Class A(b)	299,540	$4,969,369
Alternative Carriers-2.07%
Charge Enterprises, Inc.(b)(c)	1,503,433	4,570,436
Application Software-38.34%
Box, Inc., Class A(b)	216,296	6,151,458
Cadence Design Systems, Inc.(b)	70,058	13,036,393
Datadog, Inc., Class A(b)(c)	117,564	11,992,704
EngageSmart, Inc.(b)	275,127	5,191,646
Expensify, Inc., Class A(b)(c)	307,233	6,132,371
Fair Isaac Corp.(b)	14,079	6,504,920
Manhattan Associates, Inc.(b)	48,111	6,767,774
MeridianLink, Inc.(b)	307,579	5,244,222
Sapiens International Corp. N.V. (Israel)	233,457	6,142,254
Synopsys, Inc.(b)	34,038	12,508,965
Verint Systems, Inc.(b)(c)	112,112	5,120,155
		84,792,862
Communications Equipment-2.45%
NetScout Systems, Inc.(b)(c)	152,468	5,424,811
Data Processing & Outsourced Services-5.51%
CSG Systems International, Inc.	91,588	5,976,117
Jack Henry & Associates, Inc.	29,930	6,218,556
		12,194,673
Health Care Technology-7.30%
Allscripts Healthcare Solutions, Inc.(b)	322,731	5,105,604
Change Healthcare, Inc.(b)	238,206	5,781,260
NextGen Healthcare, Inc.(b)	307,407	5,262,808
		16,149,672
Interactive Home Entertainment-21.34%
Activision Blizzard, Inc.	130,964	10,470,572
Electronic Arts, Inc.	73,810	9,686,086
Playtika Holding Corp.(b)	413,725	5,076,406
ROBLOX Corp., Class A(b)(c)	372,665	15,998,508
Take-Two Interactive Software, Inc.(b)	44,849	5,952,808
		47,184,380
	Shares	Value
Interactive Media & Services-10.66%
Bumble, Inc., Class A(b)(c)	207,489	$7,867,983
System1, Inc.(b)(c)	566,690	4,658,192
ZoomInfo Technologies, Inc., Class A(b)(c)	291,478	11,044,101
		23,570,276
Semiconductors-2.67%
Rambus, Inc.(b)	233,356	5,899,240
Systems Software-7.08%
Check Point Software Technologies Ltd. (Israel)(b)	81,693	10,178,948
Qualys, Inc.(b)(c)	44,778	5,477,245
		15,656,193
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.67% (Cost $247,833,231)		220,411,912
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-12.65%
Invesco Private Government Fund, 1.77%(d)(e)(f)	7,831,713	7,831,713
Invesco Private Prime Fund, 1.89%(d)(e)(f)	20,150,391	20,150,391
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $27,982,368)		27,982,104
TOTAL INVESTMENTS IN SECURITIES-112.32% (Cost $275,815,599)		248,394,016
OTHER ASSETS LESS LIABILITIES-(12.32)%		(27,254,053)
NET ASSETS-100.00%		$221,139,963
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$10,951	$13,875,659	$(13,886,610)	$-	$-	$-	$341
See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Software ETF (PSJ)—(continued)
July 31, 2022
(Unaudited)
	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2022	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$11,459,301	$35,046,223	$(38,673,811)	$-	$-	$7,831,713	$26,821*
Invesco Private Prime Fund	26,722,975	71,764,341	(78,335,755)	(1,573)	403	20,150,391	80,482*
Total	$38,193,227	$120,686,223	$(130,896,176)	$(1,573)	$403	$27,982,104	$107,644

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
July 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco Dynamic Biotechnology & Genome ETF
Investments in Securities
Common Stocks & Other Equity Interests	$243,730,373	$-	$-	$243,730,373
Money Market Funds	-	67,947,060	-	67,947,060
Total Investments	$243,730,373	$67,947,060	$-	$311,677,433
Invesco Dynamic Building & Construction ETF
Investments in Securities
Common Stocks & Other Equity Interests	$127,135,020	$-	$-	$127,135,020
Money Market Funds	125,143	26,346,719	-	26,471,862
Total Investments	$127,260,163	$26,346,719	$-	$153,606,882
Invesco Dynamic Energy Exploration & Production ETF
Investments in Securities
Common Stocks & Other Equity Interests	$271,427,086	$-	$-	$271,427,086
Money Market Funds	257,361	82,687,614	-	82,944,975
Total Investments	$271,684,447	$82,687,614	$-	$354,372,061
Invesco Dynamic Food & Beverage ETF
Investments in Securities
Common Stocks & Other Equity Interests	$300,577,353	$-	$-	$300,577,353
Money Market Funds	80,330	22,756,213	-	22,836,543
Total Investments	$300,657,683	$22,756,213	$-	$323,413,896
Invesco Dynamic Leisure and Entertainment ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,052,324,868	$-	$-	$1,052,324,868
Money Market Funds	334,225	79,567,461	-	79,901,686
Total Investments	$1,052,659,093	$79,567,461	$-	$1,132,226,554

	Level 1	Level 2	Level 3	Total
Invesco Dynamic Media ETF
Investments in Securities
Common Stocks & Other Equity Interests	$38,316,171	$-	$-	$38,316,171
Money Market Funds	95,510	8,834,715	-	8,930,225
Total Investments	$38,411,681	$8,834,715	$-	$47,246,396
Invesco Dynamic Networking ETF
Investments in Securities
Common Stocks & Other Equity Interests	$42,616,310	$-	$-	$42,616,310
Money Market Funds	93,357	6,822,399	-	6,915,756
Total Investments	$42,709,667	$6,822,399	$-	$49,532,066
Invesco Dynamic Oil & Gas Services ETF
Investments in Securities
Common Stocks & Other Equity Interests	$32,667,947	$-	$-	$32,667,947
Money Market Funds	95,005	7,888,319	-	7,983,324
Total Investments	$32,762,952	$7,888,319	$-	$40,651,271
Invesco Dynamic Pharmaceuticals ETF
Investments in Securities
Common Stocks & Other Equity Interests	$337,832,352	$-	$-	$337,832,352
Money Market Funds	122,712	34,462,290	-	34,585,002
Total Investments	$337,955,064	$34,462,290	$-	$372,417,354
Invesco Dynamic Semiconductors ETF
Investments in Securities
Common Stocks & Other Equity Interests	$595,630,747	$-	$-	$595,630,747
Money Market Funds	29,784	97,787,305	-	97,817,089
Total Investments	$595,660,531	$97,787,305	$-	$693,447,836
Invesco Dynamic Software ETF
Investments in Securities
Common Stocks & Other Equity Interests	$220,411,912	$-	$-	$220,411,912
Money Market Funds	-	27,982,104	-	27,982,104
Total Investments	$220,411,912	$27,982,104	$-	$248,394,016